Condensed Consolidated Balance Sheets Parenthetical (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Fixed maturities, available-for-sale, amortized cost	$ 65,033.8	$ 62,955.4
Equity securities, available-for-sale, cost	267.4	297.9
Mortgage loans on real estate, valuation allowance	3.8	3.9
Securities pledged amortized cost	$ 1,457.9	$ 1,470.0
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares outstanding	261,675,811	230,000,000
Common stock, par value	$ 0.01	$ 0.01
Treasury stock, shares	79,120	79,120